Organization and Principal Activities (Tables)	6 Months Ended
Mar. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries Company

Upon completion of the reorganizations mentioned above, the Company has subsidiaries in countries and jurisdictions including the PRC, Hong Kong, Macau, Singapore and the Cayman Islands. Details of the Company and the subsidiaries of the Company are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Smart Digital Group Limited	November 3, 2022	Cayman Islands	100	Holding company

Smart Digital Meta Pte. Ltd.	October 1, 2020	Singapore	100	Providing business planning and consulting service

Smart Digital (HK) Culture Limited	November 18, 2022	Hong Kong, China	100	Holding company

Aosi Production Co., Ltd.	December 28, 2018	Macau, China	100	Providing internet media, and business planning and consulting,

Smart Digital (Guangzhou) Times Culture Development Co., Ltd.	December 30, 2022	Guangzhou, China	100	Holding company

Zhuhai Hengqin Aosi Cultural Communication Co., Ltd.	April 3, 2023	Zhuhai, China	100	Holding company

Xiamen Liubenmu Culture Media Co., Ltd.	February 7, 2018	Xiamen, China	100	Providing event planning and execution service